Shareholders' Equity (Details) - Schedule of share-based compensation expense included in the consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 6,614	$ 5,546	$ 4,411
Cost of products [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	632	494	419
Cost of services [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	520	398	210
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	1,294	1,022	775
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	1,689	1,240	920
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 2,479	$ 2,392	$ 2,087